UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%

	Apartments — 16.8%
1,020	American Campus Communities, Inc.	47,939
1,103	Apartment Investment & Management Co., Class A	47,048
665	AvalonBay Communities, Inc.	119,620
510	Camden Property Trust	43,457
357	Equity Residential	24,692
251	Essex Property Trust, Inc.	57,086
192	Mid-America Apartment Communities, Inc.	19,774
252	Post Properties, Inc.	15,264

		374,880

	Diversified — 11.5%
1,995	Duke Realty Corp.	47,229
397	Equinix, Inc.	143,688
996	Liberty Property Trust	37,153
299	Vornado Realty Trust	28,546

		256,616

	Health Care — 10.0%
2,609	HCP, Inc.	85,742
690	National Health Investors, Inc.	48,184
1,651	Omega Healthcare Investors, Inc.	52,696
552	Welltower, Inc.	38,049

		224,671

	Hotels — 4.4%
1,055	Host Hotels & Resorts, Inc.	16,247
2,095	LaSalle Hotel Properties	48,421
2,730	Sunstone Hotel Investors, Inc.	32,869

		97,537

	Industrial — 4.1%
1,925	Prologis, Inc.	91,510

	Office — 9.2%
246	Boston Properties, Inc.	30,923
260	Brandywine Realty Trust	4,110
155	Highwoods Properties, Inc.	7,537
839	Hudson Pacific Properties, Inc.	23,584
560	Kilroy Realty Corp.	35,386
371	New York REIT, Inc.	3,387
992	SL Green Realty Corp.	100,500

		205,427

	Regional Malls — 15.2%
415	General Growth Properties, Inc.	11,148
1,191	Macerich Co. (The)	90,863
1,205	Simon Property Group, Inc.	238,084

		340,095

	Shopping Centers — 8.2%
587	Equity One, Inc.	17,293
3,758	Kimco Realty Corp.	105,914
794	Regency Centers Corp.	60,850

		184,057

	Single Tenant — 8.1%
1,129	Realty Income Corp.	67,850
5,801	Spirit Realty Capital, Inc.	66,422
1,880	STORE Capital Corp.	47,983

		182,255

	Storage — 8.6%
737	Extra Space Storage, Inc.	68,519
486	Public Storage	123,235

		191,754

	Total Common Stocks (Cost $1,818,118)	2,148,802

Short-Term Investment — 3.4%

	Investment Company — 3.4%
76,237	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $76,237)	76,237

	Total Investments — 99.5% (Cost $1,894,355)	2,225,039
	Other Assets in Excess of Liabilities — 0.5%	11,932

	NET ASSETS — 100.0%	$2,236,971

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2016.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$355,354
Aggregate gross unrealized depreciation	(24,670)

Net unrealized appreciation/depreciation	$330,684

Federal income tax cost of investments	$1,894,355

A.  Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,225,039	$–	$–	$2,225,039

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 88.2%

Consumer Discretionary — 9.6%

	Diversified Consumer Services — 0.5%
815	Sotheby’s	24,378

	Hotels, Restaurants & Leisure — 1.4%
1,044	Brinker International, Inc.	46,967
327	Wyndham Worldwide Corp.	22,009

		68,976

	Household Durables — 0.9%
747	Tupperware Brands Corp.	42,277

	Media — 1.4%
1,207	John Wiley & Sons, Inc., Class A	65,017

	Specialty Retail — 4.4%
1,635	American Eagle Outfitters, Inc.	25,564
2,504	GNC Holdings, Inc., Class A	65,221
872	Guess?, Inc.	13,756
1,573	Sally Beauty Holdings, Inc. (a)	45,175
945	Select Comfort Corp. (a)	21,180
1,382	Vitamin Shoppe, Inc. (a)	41,779

		212,675

	Textiles, Apparel & Luxury Goods — 1.0%
890	Columbia Sportswear Co.	47,298

	Total Consumer Discretionary	460,621

Consumer Staples — 1.0%

	Household Products — 1.0%
1,056	Energizer Holdings, Inc.	49,968

Energy — 3.5%

	Energy Equipment & Services — 0.9%
833	Patterson-UTI Energy, Inc.	15,502
3,362	TETRA Technologies, Inc. (a)	18,393
2,184	Tidewater, Inc.	9,456

		43,351

	Oil, Gas & Consumable Fuels — 2.6%
1,832	PBF Energy, Inc., Class A	48,305
230	Tesoro Corp.	17,927
5,821	WPX Energy, Inc. (a)	59,901

		126,133

	Total Energy	169,484

Financials — 29.3%

	Banks — 9.1%
1,685	Bancorp, Inc. (The) (a)	11,375
4,385	BBCN Bancorp, Inc.	71,299
4,417	First Horizon National Corp.	64,318
5,155	First Niagara Financial Group, Inc.	56,297
15,090	Investors Bancorp, Inc.	180,624
1,188	PrivateBancorp, Inc.	52,674

		436,587

	Capital Markets — 4.5%
5,416	Apollo Investment Corp.	28,326
1,580	Artisan Partners Asset Management, Inc., Class A	51,620
3,929	Fifth Street Finance Corp.	19,369
1,607	Investment Technology Group, Inc.	29,635
3,251	Janus Capital Group, Inc.	49,355
1,833	Waddell & Reed Financial, Inc., Class A	39,179

		217,484

	Insurance — 4.4%
404	Assured Guaranty Ltd., (Bermuda)	10,874
3,597	CNO Financial Group, Inc.	72,991
5,161	Genworth Financial, Inc., Class A (a)	19,094
131	White Mountains Insurance Group Ltd.	105,694

		208,653

	Real Estate Investment Trusts (REITs) — 10.7%
1,899	AG Mortgage Investment Trust, Inc.	26,602
3,267	Apollo Commercial Real Estate Finance, Inc.	52,964
2,580	Chatham Lodging Trust	55,964
5,198	Colony Capital, Inc., Class A	95,235
745	Colony Starwood Homes	20,287
6,130	Franklin Street Properties Corp.	69,938
529	Pebblebrook Hotel Trust	13,354
813	Potlatch Corp.	27,781
3,190	Rayonier, Inc.	82,704
652	Ryman Hospitality Properties, Inc.	32,003
1,584	Starwood Property Trust, Inc.	32,662

		509,494

	Real Estate Management & Development — 0.6%
801	Alexander & Baldwin, Inc.	30,173

	Total Financials	1,402,391

Health Care — 3.4%

	Health Care Equipment & Supplies — 1.9%
1,728	Haemonetics Corp. (a)	48,375
871	Masimo Corp. (a)	43,311

		91,686

	Health Care Providers & Services — 0.4%
705	PharMerica Corp. (a)	18,733

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Health Care Technology — 1.1%
3,620	Allscripts Healthcare Solutions, Inc. (a)	48,837
145	Computer Programs & Systems, Inc.	6,008

		54,845

	Total Health Care	165,264

Industrials — 18.4%

	Aerospace & Defense — 4.9%
2,560	B/E Aerospace, Inc.	121,958
3,366	KLX, Inc. (a)	110,713

		232,671

	Building Products — 0.8%
392	Armstrong Flooring, Inc. (a)	6,498
792	Armstrong World Industries, Inc. (a)	32,752

		39,250

	Commercial Services & Supplies — 3.9%
1,086	Brink’s Co. (The)	31,645
4,062	Civeo Corp. (a)	8,163
1,620	Clean Harbors, Inc. (a)	83,398
1,290	Copart, Inc. (a)	63,855

		187,061

	Construction & Engineering — 0.7%
387	Dycom Industries, Inc. (a)	32,821

	Machinery — 4.8%
3,950	Actuant Corp., Class A	107,800
1,503	Harsco Corp.	9,891
458	Hyster-Yale Materials Handling, Inc.	28,100
2,231	Kennametal, Inc.	54,609
1,437	Terex Corp.	30,441

		230,841

	Marine — 1.5%
2,159	Matson, Inc.	71,967

	Trading Companies & Distributors — 1.8%
988	Applied Industrial Technologies, Inc.	44,640
2,924	MRC Global, Inc. (a)	41,484

		86,124

	Total Industrials	880,735

Information Technology — 14.3%

	Communications Equipment — 0.9%
1,989	ADTRAN, Inc.	38,679
1,796	Harmonic, Inc. (a)	5,137

		43,816

	Electronic Equipment, Instruments & Components — 2.7%
1,650	Dolby Laboratories, Inc., Class A	78,299
1,029	MTS Systems Corp.	49,190

		127,489

	IT Services — 6.3%
1,030	Broadridge Financial Solutions, Inc.	66,127
1,127	Cardtronics, Inc. (a)	44,276
2,974	Convergys Corp.	83,829
1,813	Everi Holdings, Inc. (a)	2,592
747	Global Payments, Inc.	58,051
1,659	Sykes Enterprises, Inc. (a)	49,484

		304,359

	Semiconductors & Semiconductor Equipment — 1.5%
5,318	Intersil Corp., Class A	71,901

	Software — 2.9%
4,838	ACI Worldwide, Inc. (a)	99,948
1,131	Verint Systems, Inc. (a)	37,301

		137,249

	Total Information Technology	684,814

Materials — 6.8%

	Chemicals — 3.3%
1,023	Cabot Corp.	46,771
1,134	Celanese Corp., Series A	79,910
1,217	Koppers Holdings, Inc. (a)	30,803

		157,484

	Construction Materials — 0.9%
574	Eagle Materials, Inc.	44,924

	Metals & Mining — 1.4%
3,897	Commercial Metals Co.	66,912

	Paper & Forest Products — 1.2%
2,774	PH Glatfelter Co.	56,859

	Total Materials	326,179

Utilities — 1.9%

	Electric Utilities — 1.6%
1,680	El Paso Electric Co.	75,043

	Gas Utilities — 0.3%
241	Piedmont Natural Gas Co., Inc.	14,482

	Total Utilities	89,525

	Total Common Stocks (Cost $3,907,262)	4,228,981

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 11.4%

	Investment Company — 11.4%
545,065	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $545,065)	545,065

	Total Investments — 99.6% (Cost $4,452,327)	4,774,046
	Other Assets in Excess of Liabilities — 0.4%	18,364

	NET ASSETS — 100.0%	$4,792,410

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2016.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$478,882
Aggregate gross unrealized depreciation	(157,163)

Net unrealized appreciation/depreciation	$321,719

Federal income tax cost of investments	$4,452,327

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,774,046	$–	$–	$4,774,046

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 26, 2016